RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2013
Receivables Abstract [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

	December 31,
(In millions)	2013	2012
Trade receivables	$335.7	$330.0
Miscellaneous receivables	55.2	42.2
Less allowances	(6.5)	(7.6)
Receivables—net	$384.4	$364.6